Client Name:
Client Project Name:	SEMT 2026-INV1
Start - End Dates:	1/29/2021 - 12/10/2025
Deal Loan Count:	217

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4521	Loan Amount does not exceed xxx Conforming Balance Limit	3
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	DTI	CRDDTI105	Debt Ratio Exception xxx% or Less	3
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least xxx%, but less than xxx%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by xxx% or more	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	3
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Insurance	CRDINSR5352	Flood Effective date is greater than the transaction date	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	5
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	5
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	TILA	CMPTILA4787	TILA -Loan secured by investment property, cannot determine if TILA is applicable b/c cannot verify if primary use of funds was personal or business.	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in xxx days of application	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				41

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